IMPAIRMENT OF ASSETS - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 11, 2020 manufacturing_facility
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment recognized	$ 6,044,000	$ 2,359,000
Reversal of impairment recognized	0	0
Impairment loss due to changes in assumptions	0	0
Nortech Packaging Acquisition
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Number of manufacturing facilities acquired as of acquisition date | manufacturing_facility			1
Individual assets or cash-generating units
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment recognized	0	0
Reversal of impairment recognized	$ 0	$ 0